Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Reconciliation of income taxes at statutory rates

	Years ended December 31,
	2013	2012	2011
Income taxed at statutory rates	$(28,916)	$(34,860)	$33,846
Increase (decrease) in taxes from:
Stock-based compensation	13	147	113
Debt discount interest	-	-	(2)
Meals and entertainment	9	3	5
Loss related to Mexico	(2,632)	-	-
Other adjustments	(9)	6	77
Adjustment due to capital transactions	(60)	(733)	89
Imputed interest	3	24	82
Realized fx gain (loss) on intercompany balances	(3)	(3)	-
Prior year provision to actual adjustments	9,961	(40)	987
Differences in tax rates	3,451	3,905	1,930
Effect of foreign exchange	-	(340)	603
Change in effective tax rate	(407)	(333)	(764)
Expiration of NOLs	437	70	1,526
Change in valuation allowance	2,780	12,007	(2,970)
Income tax (benefit)/expense	$(15,373)	$(20,147)	$35,522

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2013	2012	2011
Deferred income tax assets
Excess tax basis over book basis of property, plant and equipment	$7,496	$8,001	$6,011
Marketable securities	661	62	-
Operating loss carryforwards	36,367	37,635	26,772
Capital loss carryforwards	5,474	2,630	2,645
Other	1,541	3,219	2,023
Unrealized foreign exchange on loans	79	217	676
Total future tax assets	51,618	51,764	38,127
Valuation allowance for future tax assets	(43,955)	(41,817)	(29,291)
	7,663	9,947	8,836
Deferred income tax liabilities
Marketable securities	-	-	14,092
Other investments	7,181	24,839	29,784
Amayapampa disposal consideration	482	482	482
	7,663	25,321	44,358

Total Deferred Taxes	$-	$(15,374)	$(35,522)

Summary of Tax Credit Carryforwards and Expirations

	Noncapital
	Canada (1)	U.S.	Mexico	Barbados	Total
2013	$-	$-	$-	$-	$-
2014	(725)	-	-	-	(725)
2015	(889)	-	-	(2)	(891)
2016	-	-	-	(1)	(1)
2017	-	-	-	(6)	(6)
2018	-	-	-	(20)	(20)
2019	-	(519)	-	(42)	(561)
2020	-	(783)	-	(20)	(802)
2021	-	(779)	(613)	(31)	(1,423)
2022	-	(748)	(7,942)	(23)	(8,712)
2023	-	(691)	-	-	(691)
2024	-	(2,082)	-	-	(2,082)
2025	-	(2,362)	-	-	(2,362)
2026	(1,027)	(1,213)	-	-	(2,240)
2027	(847)	(1,700)	-	-	(2,547)
2028	(5,245)	(1,719)	-	-	(6,964)
2029	(4,022)	(1,970)	-	-	(5,992)
2030	(5,032)	(1,827)	-	-	(6,859)
2031	(3,806)	(3,407)	-	-	(7,213)
2032	(6,397)	(2,323)	-	-	(8,720)
2033	(9,397)	(2,250)	-	-	(11,647)
	$(37,387)	$(24,372)	$(8,555)	$(146)	$(70,459)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	Years ended December 31,
	2013	2012	2011
U.S.	$(49,124)	$(52,448)	$109,895
Canada	(9,540)	(11,962)	(985)
Other Foreign	(16,197)	(26,393)	(21,842)
	$(74,861)	$(90,803)	$87,068

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years ended December 31,
	2013	2012	2011
Deferred income tax expense (benefit)
U.S.	(15,373)	(20,147)	35,522
Canada	-	-	-
Other Foreign	-	-	-
Total tax expense (benefit)	$(15,373)	$(20,147)	$35,522